iShares®

iShares Trust

Supplement dated August 22, 2014

to the Statement of Additional Information (“SAI”) dated July 31, 2014 for the

iShares 2014 AMT-Free Muni Term ETF (MUAC) (the “Fund”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for the Fund.

The Fund has liquidated effective August 21, 2014.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-AMTF-082214

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